Accounts receivable, net - Additional information (Details) - USD ($)	Aug. 10, 2022	Mar. 31, 2022	Sep. 30, 2021
Product Information [Line Items]
Accounts receivable		$ 19,152,497	$ 24,473,318
Allowance for doubtful accounts		$ 8,043	$ 8,094
Subsequent Event Member | Accounts receivable
Product Information [Line Items]
Accounts receivable	$ 750,000
Subsequent Event Member | Customer concentration risk | Accounts receivable | Customer
Product Information [Line Items]
Percentage of accounts receivable	3.90%